Lease - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Cash outflows due to lease payments	₩ 412,666	₩ 443,238
Operating lease income	238,545	168,482
Variable lease payment received	21,715	25,228
Interest income on lease receivables	₩ 2,223	₩ 1,712